Revenue - Summary of licensing revenue (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 42	$ 2,308	$ 0
Licensing revenue [Member]
Disclosure of products and services [line items]
Revenue from contracts with customers	0	2,301	0
Sale of paxalisib [Member]
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 42	$ 7	$ 0